POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - FAIR VALUE OF PLAN ASSETS - ADDITIONAL INFORMATION (Details) - Pension Plan - USD ($) $ in Millions		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	$ 11,267	$ 10,829	$ 10,269
Other Assets | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	0	165
Other Assets | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	$ 0	$ 165

[1]	Primarily non-U.S.-based defined benefit retirement plans.
[2]	The Company's other pension plan assets measured at fair value are generally classified as Level 3 within the fair value hierarchy. There are no material other pension plan asset balances classified as Level 1 or Level 2 within the fair value hierarchy.